Balances and Transactions with Related Parties (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)
Balances and Transactions With Related Parties [Line Items]
Share-based payment related expenses			$ 147		$ 500
Share-based payment employee			505		$ 3,216
Gross monthly salary	$ 10	₪ 39
Consideration monthly payment	7	25
Mr. Nir Klein [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary			11	₪ 35
Employment Terms of Related Parties [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary	$ 16	₪ 60
Ms. Gal Nir Klein [Member]
Balances and Transactions With Related Parties [Line Items]
Gross monthly salary			$ 6	₪ 22